Reinsurance: Effects of Reinsurance (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Details
Face amount of policies in force		$ 95,577	$ 110,827	$ 123,223
Premiums Written and Earned
Direct Premiums Written		2,168	2,384	2,613
Direct Premiums Unearned		1
Direct Premiums Earned		2,169	2,384	2,613
Ceded Premiums Written		(2,172)	(3,559)	(2,482)
Ceded Premiums Unearned		(18)		(4)
Ceded Premiums Earned	$ 1,297	(2,190)	(3,559)	(2,486)
Premiums written, net		(4)	(1,175)	131
Change in unearned premiums, net		(17)		(4)
Premiums, Net		(21)	(1,175)	127
Contract revenue direct		1,303	742	472
Contract revenue ceded to affiliate		(1,303)	(724)	(448)
Contract charges			18	24
Policyholder Benefits and Claims Incurred, Net
Policyholder Benefits and Claims Incurred, Direct		1,761	1,784	1,883
Policyholder Benefits and Claims Incurred, Ceded	$ 1,244	(1,762)	(2,988)	(1,771)
Policyholder Benefits and Claims Incurred, Net		(1)	(1,204)	112
Interest credited to policyholder account balances ceded to affiliate		20,519	9,833	2,457
Interest credited to policyholder account balances, ceded to affiliate		$ (20,519)	(9,829)	(2,449)
Interest credited to policyholder account balances			$ 4	$ 8